Tangible assets - Changes in the consolidated balance sheet (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in Tangible assets
Balances at the beginning of the year	$ 5,692
Balances at the end of the year	6,498	$ 5,692
Tangible assets pledged as security for liabilities	0
Gross carrying amount
Changes in Tangible assets
Balances at the beginning of the year	11,614	10,632
Additions	1,816	1,096
Disposals	(123)	(114)
Balances at the end of the year	13,307	11,614
Accumulated depreciation and amortization
Changes in Tangible assets
Balances at the beginning of the year	(5,922)	(5,085)
Additions	(1,010)	(953)
Disposals	123	116
Balances at the end of the year	$ (6,809)	$ (5,922)